LOANS - Loan segments by internally assigned grades (Details 2) - Loans receivables - USD ($) $ in Thousands		Jun. 30, 2015	Jun. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans	[1]	$ 225,417	$ 231,801
Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		214,438	216,775
Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		2,601	2,240
Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		6,668	11,123
Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		$ 1,710	$ 1,663
Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		$ 178,989	$ 184,380
Residential Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		175,677	180,080
Residential Real Estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		442	175
Residential Real Estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		$ 2,870	$ 4,125
Residential Real Estate | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans
Residential Real Estate | Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		$ 41,637	$ 43,315
Commercial Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		34,052	33,034
Commercial Real Estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		2,159	2,065
Commercial Real Estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		3,716	6,553
Commercial Real Estate | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		$ 1,710	$ 1,663
Commercial Real Estate | Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans
Residential Construction Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		$ 763	$ 1,575
Residential Construction Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		$ 763	$ 1,575
Residential Construction Real Estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans
Residential Construction Real Estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans
Residential Construction Real Estate | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans
Residential Construction Real Estate | Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		$ 3,327	$ 1,904
Commercial | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		$ 3,246	$ 1,459
Commercial | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans
Commercial | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		$ 81	$ 445
Commercial | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans
Commercial | Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans
Consumer and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		$ 701	$ 627
Consumer and other | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		$ 700	$ 627
Consumer and other | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans
Consumer and other | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans		$ 1
Consumer and other | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans
Consumer and other | Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans after unadvanced construction loans

[1]	Does not include deferred fees or costs.